Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term investments
Long-term investments

8. Long-term investments

Long-term investments consist of the following:

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Equity investments accounted for using the measurement alternative:
Beijing Sharetimes Technology Co., Ltd.	—	30,000
Equity investments accounted for using the equity method:
36Kr Global Holding (HK) Limited	16,300	10,466
Shanghai Xuanke Technology Co., Ltd.	—	976
Total	16,300	41,442

Until July 2019, 36Kr Global Holding, a 100% owned investment holding company by the Group in Hong Kong, owned a 75% equity interest in KRASIA PLUS PTE. LTD. (“KrAsia”), a subsidiary of the Group in Singapore by then.

In July 2019, 36Kr Global Holding acquired 67.5% equity interests in 36Kr Japan Co., Ltd. (“36Kr Japan”) with the consideration of JPY 30 million, equivalent to approximately RMB 2 million. 36Kr Japan was 36Kr’s platform in Japan to conduct similar businesses.

Upon the completion of the aforementioned transactions, 36Kr Global Holding became the Group’s investment holding company owning the overseas businesses of the Group.

8. Long-term investments (Continued)

In late September 2019, the Group entered into an investment agreement (the "Investment Agreement") with one of the Series D preferred shares investors of the Company, Lotus Walk Inc. (“Lotus”, 100% owned by Bytedance Ltd.). Pursuant to the Investment Agreement, the Group transferred 51% of the equity interest in 36Kr Global Holding to Lotus in exchange for the resources and technologies provided by Lotus to 36Kr Global Holding for the development of its overseas business, the Group agreed to invest US$ 6 million in cash as well. The fair value of the resources and technologies that Lotus provided to 36Kr Global Holding on the disposal date was approximately US$ 6.27 million determined by the Company with the assistance from an independent valuation firm. As a result, 36Kr Global Holding ceased to be a subsidiary of the Group and the remaining 49% equity interest in 36Kr Global Holding was accounted for as an investment using equity method, and the Group began recording its share of the operating results to the consolidated statements of comprehensive income/(loss) on a one quarter in arrears basis. The Group recognized a gain of approximately RMB 11.5 million arising from the deconsolidation of 36Kr Global Holding.

The share of loss from the equity method investment in 36Kr Global Holding recorded in the consolidated statements of comprehensive loss were RMB 23.5 million and RMB 5.5 million for the years ended December 31, 2020 and 2021, respectively.

In March 2021, the Group entered into a joint venture agreement, in which the Group and three other shareholders agree to jointly establish Shanghai Xuanke Technology Co., Ltd. (“Shanghai Xuanke”), which primarily engages in online video production business. Pursuant to the agreement, the Group owned 19% equity interest of Shanghai Xuanke at a consideration of RMB 0.95 million. The Group has 1 out of 3 seats in the board of directors. The Group considers itself has significant influence over Shanghai Xuanke and accounted for this as equity investment using the equity accounting method. During 2021, the Group recorded a share of gain of RMB 26 thousand from this equity investment.

In March 2021, the Group and three other investors entered into an investment agreement with Beijing Sharetimes Technology Co., Ltd.(“Sharetimes”), which primarily engages in operating of virtual intellectual property license of a series of cartoon images of movie stars. Pursuant to this agreement, the Group acquired 1.64% equity interests in Sharetimes, with a consideration of RMB 30.0 million. The Group has no significant influence over Sharetimes. Pursuant to ASC 321-10-35-2, as the investment in Sharetimes lacks readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As of December 31, 2021, the carrying value of the equity investment in Sharetimes was RMB 30.0 million.